Expense Example, No Redemption - Class A C S I N R T Shares - Janus Henderson Contrarian Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	668	866	1,080	1,696	172	533	918	1,807	149	462	797	1,746	68	214	373	835	59	186	324	726	173	536	923	2,009	84	262	455	1,014